Taxes on Income (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Tax rate	25.00%	25.00%	24.00%
Loss carry forwards	$ 390
Net operating loss carryforwards for US federal income tax	173
Net change in valuation allowance	63	(183)
Increase in deferred taxes	18
Increase in deferred taxes, recognized in deferred tax income	15
Increase in deferred taxes, recognized in equity	3
Taxation of the subsidiary
Temporary deferred income tax differences	2,470
Unrecognized deferred tax liability associated with temporary differences	690
Income Tax Uncertainties [Abstract]
Unrecognized tax benefits that would, if recognized, affect the effective tax rate	1,030	1,521	1,394
Amount that may be recognized by the end of the year	$ 143
Domestic Tax Authority [Member] | Minimum [Member]
Income Tax Uncertainties [Abstract]
Open tax year	2009
Domestic Tax Authority [Member] | Maximum [Member]
Income Tax Uncertainties [Abstract]
Open tax year	2012
Foreign Tax Authority [Member] | Minimum [Member]
Income Tax Uncertainties [Abstract]
Open tax year	2007
Foreign Tax Authority [Member] | Maximum [Member]
Income Tax Uncertainties [Abstract]
Open tax year	2012